Earnings per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - $ / shares	3 Months Ended			6 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Earnings per share [abstract]
Outstanding options excluded from calculation of diluted earnings per share	2,399,088	2,107,454	751,779	2,253,271	628,061
Weighted average Exercise price of average outstanding share options excluded from the calculation of diluted earnings per share	$ 114.20	$ 114.58	$ 120.02	$ 114.38	$ 120.02